Additional Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Cash Flow Elements [Abstract]
Interest paid	$ 144	$ 115	$ 111
Taxation paid	477	188	147
Non-cash investing and financing items not reported in the consolidated statements of cash flows:
Exercise of share options	51	43	20
Foreign exchange transaction gain	11	2	103
Foreign exchange transaction gain included in Interest, dividends and other amounts to	2	3	112
Non cash movements included in Property, plant & equipment	$ 389	$ 302	$ 426